Significant Accounting Policies (Details) - Schedule of ordinary share reflected on the balance sheet - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of ordinary share reflected on the balance sheet [Abstract]
Gross proceeds from IPO	$ 143,750,000
Less:
Proceeds allocated to Public Warrants	(5,287,763)
Class A ordinary share issuance costs	(8,223,786)
Plus:
Offering costs allocated to public warrants	314,060
Accretion of carrying value to redemption value	$ 16,072,489
Class A ordinary shares subject to possible redemption		$ 146,625,000